OPERATING SEGMENTS AND GEOGRAPHIC INFORMATION - Results by segment (Details) - CAD ($) $ in Millions	12 Months Ended
	Mar. 31, 2026	Mar. 31, 2025
Disclosure of operating segments [line items]
External revenue	$ 4,914.0	$ 4,707.9
Depreciation and amortization	460.1	414.7
Share of after-tax profit of equity accounted investees	82.7	88.3
Gross profit	1,390.8	1,300.1
Operating income	612.3	729.2
Civil Aviation
Disclosure of operating segments [line items]
External revenue	2,741.6	2,709.3
Defense and Security
Disclosure of operating segments [line items]
External revenue	2,172.4	1,998.6
Operating segments
Disclosure of operating segments [line items]
External revenue	4,914.0	4,707.9
Depreciation and amortization	460.1	414.7
Share of after-tax profit of equity accounted investees	82.7	88.3
Gross profit	1,390.8	1,300.1
Operating income	612.3	729.2
Adjusted segment operating income	710.7	732.0
Operating segments | Civil Aviation
Disclosure of operating segments [line items]
External revenue	2,741.6	2,709.3
Depreciation and amortization	351.0	312.4
Share of after-tax profit of equity accounted investees	58.7	68.3
Gross profit	890.2	883.6
Operating income	437.9	605.3
Adjusted segment operating income	510.5	581.5
Operating segments | Defense and Security
Disclosure of operating segments [line items]
External revenue	2,172.4	1,998.6
Depreciation and amortization	109.1	102.3
Share of after-tax profit of equity accounted investees	24.0	20.0
Gross profit	500.6	416.5
Operating income	174.4	123.9
Adjusted segment operating income	$ 200.2	$ 150.5